Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Purchase Obligations [Abstract]
Purchase obligations
Obligations:	Total	1st year
Vessels shipbuilding contracts and acquisitions	$258,270	258,270
Total obligations	$258,270	258,270